Analysis of performance by segment - Short-term fluctuations in investment returns on shareholder-backed business (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	$ (2,706)	$ (1,455)
Operating segments | Asia
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	(448)	544
Operating segments | US
Analysis of operating segments
Related credit (charge) for amortisation of deferred acquisition costs	(50)	616
Short-term fluctuations in investment returns on shareholder-backed business	(2,288)	(1,968)
Operating segments | US | Net equity hedge result
Analysis of operating segments
Fair value movements on equity hedge instruments	(301)	(3,190)
Accounting value movements on the variable and fixed indexed annuity guarantee liabilities	(4,503)	294
Fee assessments net of claim payments	426	367
Short-term fluctuations in investment returns on shareholder-backed business	(4,378)	(2,529)
Other guarantee fees	350	341
Operating segments | US | Other than equity-related derivatives
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	2,114	560
Operating segments | US | Debt securities
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	175	14
Operating segments | US | Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	(128)	(9)
Operating segments | US | Other items
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	(71)	(4)
Unallocated to a segment (Other operations)
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	$ 30	$ (31)